Total
PGIM Jennison Blend Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in
Reducing or Waiving Class A's and Class C’s Sales Charges
on page 25 of the Fund's Prospectus,
Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries
on page 46 of the Fund's Prospectus and in
Rights of Accumulation
on page 4
6
of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Jennison Blend Fund - USD ($)	Class A	Class C	Class Z		Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	1.00%	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none		none
Redemption fee	none	none	none		none
Exchange fee	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	[1]	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Jennison Blend Fund		Class A	Class C	Class Z	Class R6
Management fee		0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.30%	1.00%	none	none
Other expenses		0.17%	0.52%	0.19%	129.55%	[1]
Total annual Fund operating expenses		0.96%	2.01%	0.68%	130.04%
Fee waiver and/or expense reimbursement		none	none	none	(129.36%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.96%	2.01%	0.68%	0.68%
[1]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.68% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to December 31, 2021 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM Jennison Blend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	643	839	1,052	1,663
Class C	304	630	1,083	2,338
Class Z	69	218	379	847
Class R6	69	10,501	10,501	10,501

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Jennison Blend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	643	839	1,052	1,663
Class C	204	630	1,083	2,338
Class Z	69	218	379	847
Class R6	69	10,501	10,501	10,501

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
The Fund normally invests at least 80% of its investable assets in equity and equity-related securities. The Fund may invest in securities of issuers of any market capitalization size. In deciding which securities to buy, the Fund's portfolio managers use a blend of investment styles. That is, they invest in equity and equity-related securities from traditionally growth and value areas, as well as stocks exhibiting characteristics of both. The Fund's portfolio managers use quantitative analytics to complement their fundamental investment process, and to provide additional investment insights on which to make investment decisions from time to time.
In addition to common stock, the equity-related securities that the Fund may invest in include, but are not limited to nonconvertible preferred stock; warrants and rights that can be converted into or exchanged for common stock or the cash value of common stock; investments in various types of businesses, including partnerships and business development companies; securities of real estate investment trusts (REITs); American Depositary Receipts (ADRs); American Depositary Shares (ADSs); and similar securities. The Fund may also buy convertible securities. These are securities—like bonds, corporate notes and preferred stock—that the Fund can convert into common stock of the issuer, the cash value of the issuer’s common stock or some other equity security. The Fund may invest up to 35% of its total assets in non-U.S. securities.
The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Principal Risks
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Blend Style Risk.
The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund's portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.
Economic and Market Events Risk
. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk.
The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indices and the performance of the Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Foreign Securities Risk.
The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Increase in Expenses Risk.
Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Large Shareholder and Large Scale Redemption Risk.
Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Management Risk.
The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Capitalization Risk.
The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.
Market Disruption and Geopolitical Risks
. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Market Risk.
Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Small and Medium Sized Companies Risk.
Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.

Updated Fund performance information is available online at

www.pgiminvestments.com.

Annual Total Returns (Class Z Shares) %1
[1]	The total return for Class Z shares from January 1, 2020 to September 30, 2020 was 7.65%.

Best Quarter:		Worst Quarter:
14.83%	1st Quarter 2019	-19.06%	3rd Quarter 2011
1 The total return for Class Z shares from January 1, 2020 to September 30, 2020 was 7.65%.
Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Average Annual Total Returns - PGIM Jennison Blend Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	21.11%	7.53%	9.78%
Class C	25.77%	7.88%	9.58%
Class R6	28.51%			10.42%	Oct. 26, 2017
Class Z	28.50%	9.07%	10.73%
Class Z | Return After Taxes on Distributions	26.43%	6.78%	8.92%
Class Z | Return After Taxes on Distributions and Sale of Fund Shares	18.29%	6.79%	8.46%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.24%	13.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.46%	11.69%	13.55%

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.